7. Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued Expenses	Accrued expenses consist of the following at:
	March 31, 2016	December 31, 2015
Accrued interest	$148,254	$126,512
Accrued royalties and commissions	11,346	11,366
Other	4,888	799
	$164,488	$138,677

Accrued expenses consist of the following at December 31:

	2015	2014
Accrued interest	$126,512	$38,773
Accrued royalties and commissions	11,366	11,666
Deposit on proposed business combination	–	475,000
Other	799	799
	$138,677	$526,238

During the fourth quarter of 2014, we reached settlement agreements with most all of our noteholders and we restructured their notes. The settlements included an agreement by the noteholders to forgo payment of nearly all of the interest which had been accrued but unpaid as of the dates of each settlement agreement. See Note 11 for further information.

During 2014, we first entered into agreements with Greenome, then with Sky Rover under which we agreed to sell 80% of our outstanding common stock. As part of the agreements, we received deposits from Greenome and Sky Rover to be used to mitigate debt, to acquire common stock from a major shareholder on their behalf, and to continue our operations. See Notes 3 and 16 for further information with respect to these agreements.